Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about other current liabilities [Line Items]
Accrual for vacation and overtime	€ 2,063	€ 1,579
Income tax liability	1,761	1,761
Payroll tax	755	2,008
Other liabilities	2,183	1,457
Total	€ 6,762	€ 6,805